Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund V
Entity Central Index Key	0001549548
Document Period End Date	Jun. 30, 2024